CONCENTRATIONS	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS
CONCENTRATIONS

17. CONCENTRATIONS

(1) Revenue concentrations, including related party revenues

In 2013, 2014, and 2015, revenues of $13.1 million, $7.0 million, and $9.9 million were derived from online advertising services (Note 2(16)).  In 2013, 2014, and 2015, revenues of nil, $1.61 million, and $0.12 million were derived from promotional marketing services (Note 2(16)).

Under agreements with Shengyue (Note 1), Shengyue was previously appointed as the Group’s primary agent to secure advertisement sales from various end advertisers. In 2013, 2014 and 2015, 94.4%, 31.5% and nil of net revenues, respectively, were derived from Shengyue.  Refer to Note 11 for discussion of receivables due from Shengyue at December 31, 2014 and 2015.

Under a new advertising agency agreement with Huzhong consummated on August 29, 2014, Huzhong was appointed as the Group’s primary agent to secure advertisement sales from various end advertisers.  In 2014 and 2015, 32.4% and 87.1%, resepectively, of net revenues were derived from Huzhong.

(2) Credit risk

Accounts receivable are unsecured and are derived from revenue earned from customers and agencies in China. The risk with respect to accounts receivables is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

	December 31, 2014	December 31, 2015

Accounts receivable	532,355	492,211
Allowance for doubtful accounts	(418,539)	(400,885)

Accounts receivable, net of allowance for doubtful accounts	113,816	91,326

The movements of the allowance for doubtful accounts were as follows:

Movement of allowance for doubtful accounts

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Balance at beginning of the year	2,172,972	480,076	418,539
Provisions	—	1,038,047	—
Reversed	(310,699)	(49,912)	—
Accounts written off	(1,435,204)	(1,038,047)	—
Translation difference	53,007	(11,625)	(17,654)

Balance at the end of the year	480,076	418,539	400,885

In 2013 and 2014, based on continued collections efforts on the doubtful receivables, $0.3 million and $0.05 million of amounts previously written down were collected; accordingly, reversal adjustments were recorded. No allowance or reversal adjustments were made in 2015.